ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets and liabilities of VIEs and its subsidiaries and group's taken as whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 491,715	$ 69,257	¥ 737,139	¥ 586,955
Short-term investments	70,369	9,911	197,058
Inventories	442,219	62,285	502,291
Total assets	2,754,388	387,947	2,885,694
Accounts and notes payable	666,333	93,851	844,058
Total liabilities	1,410,751	198,700	1,456,531
Third parties
Variable interest entity
Accounts receivable	226,802	31,944	241,652
Accounts and notes receivable	80,409		87,563
Related party
Variable interest entity
Accounts receivable	324,223	$ 45,667	360,497
Accounts and notes receivable	325		272
VIEs
Variable interest entity
Cash and cash equivalents	285,338		335,476
Short-term investments	51,864		189,275
Inventories	248,614		281,649
Amounts due from Group companies	725,171		707,458
Other assets	503,423		427,598
Total assets	2,324,235		2,452,639
Accounts and notes payable	348,876		377,839
Accrued expenses and other liabilities	165,379		231,325
Amounts due to Group companies	1,002,435		1,043,056
Other liabilities	236,979		119,311
Total liabilities	1,753,669		1,771,531
VIEs | Third parties
Variable interest entity
Accounts receivable	189,983		150,686
Accounts and notes receivable	63,779		72,193
VIEs | Related party
Variable interest entity
Accounts receivable	319,842		360,497
Accounts and notes receivable	¥ 320		¥ 272